SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-07358

Duff & Phelps Utility and Corporate Bond Trust Inc.

(Exact name of registrant as specified in charter)

55 East Monroe Street, Suite 3600, Chicago, Illinois 60603

(Address of principal executive offices) (Zip code)

Alan M. Meder	John R. Sagan
Duff & Phelps Utility and Corporate Bond Trust Inc.	Mayer, Brown, Rowe & Maw LLP
55 East Monroe Street, Suite 3600	71 South Wacker Drive
Chicago, Illinois 60603	Chicago, Illinois 60606

(Name and address of agents for service)

Registrant’s telephone number, including area code: (312) 541-5555

Date of fiscal year end: December 31

Date of reporting period: September 30, 2006

Item 1 – Schedule of Investments – [ INSERT SCHEDULE ]

DUFF & PHELPS UTILITY AND CORPORATE BOND TRUST INC.

PORTFOLIO OF INVESTMENTS

September 30, 2006

(Unaudited)

Principal Amount (000)	Description	Value
	LONG-TERM INVESTMENTS - 137.0%
	U.S. Government and Agency Obligations - 13.6%
	Federal National Mortgage Association,
$404	8.00%, 10/01/30	$425,741
1,369	7.00%, 12/01/31	1,409,636
	Government National Mortgage Association
	Pass-Through Certificates,
21	7.00%, 3/15/26	22,107
247	7.50%, 5/15/26	257,392
95	8.00%, 11/15/30	101,166
104	8.00%, 2/15/31	109,801
	U.S. Treasury Bonds,
40,000	10.375%, 11/15/12	42,371,880

	Total U.S. Government and Agency Obligations
	(cost $48,098,284)	44,697,723

	Corporate Bonds - 118.0%
	Auto & Truck - 3.2%
	DaimlerChrysler NA Holdings,
10,000	7.20%, 9/01/09	10,426,310

	Financial - 29.8%
	Boeing Capital Corp.,
5,000	6.50%, 2/15/12	5,307,950
	EOP Operating Limited Partnership
5,750	8.10%, 8/01/10	6,248,950
	ERP Operating Limited Partnership
5,000	6.625%, 3/15/12	5,297,515
	General Electric Capital Corporation,
7,565	8.625%, 6/15/08	7,975,878
	Great Western Financial Trust II,
10,000	8.206%, 2/01/27	10,481,750
	Household Finance Corp.,
16,000	8.00%, 7/15/10	17,493,888
	KeyCorp Institution Capital B,
10,000	8.25%, 12/15/26	10,450,630
	Merrill Lynch & Co.,
5,000	6.50%, 7/15/18	5,417,685
5,000	6.875%, 11/15/18	5,576,440
	NationsBank Capital Trust IV,
10,000	8.25%, 4/15/27	10,492,450
	Simon Property Group, L.P.,
5,000	7.125%, 2/09/09	5,197,880
	Verizon Global Funding Corp.,
7,500	7.375%, 9/01/12	8,213,332

		98,154,348

DUFF & PHELPS UTILITY AND CORPORATE BOND TRUST INC.

PORTFOLIO OF INVESTMENTS-(Continued)

September 30, 2006

(Unaudited)

Principal Amount (000)	Description	Value
	Industrial - 22.7%
	Archer-Daniels-Midland Company,
$5,000	8.125%, 6/01/12	$5,687,055
	Occidental Petroleum Corporation,
5,000	9.25%, 8/01/19	6,648,905
	Sun Company, Inc.,
5,000	9.00%, 11/01/24	6,664,320
	Tele-Communications, Inc.,
5,275	10.125%, 4/15/22	7,034,951
3,200	9.875%, 6/15/22	4,204,627
	Time Warner Entertainment Company, L.P.,
5,000	8.875%, 10/01/12	5,754,135
	Time Warner, Inc.,
5,000	9.15%, 2/01/23	6,226,435
	Trans-Canada Pipelines Limited,
10,000	9.875%, 1/01/21	13,818,350
	USX Corporation,
10,000	9.125%, 1/15/13	11,934,160
	Weyerhaeuser Co.,
6,500	6.75%, 3/15/12	6,801,073

		74,774,011

	Retail - 1.6%
	Wal-Mart Stores, Inc.,
5,000	6.875%, 8/10/09	5,239,520

	Telephone - 16.4%
	Bell Canada, Inc.,
10,000	9.50%, 10/15/10	11,422,370
	Deutsche Telekom International Finance,
12,000	8.00%, 6/15/10	13,101,240
	France Telecom SA
5,000	7.75%, 3/01/11	5,483,020
	Koninklijke (Royal) KPN NV,
5,000	8.00%, 10/01/10	5,406,505
	New York Telephone Co.,
5,000	8.625%, 11/15/10	5,486,170
	Sprint Corp.,
10,125	9.25%, 4/15/22	12,911,866

		53,811,171

	Utilities - Electric - 44.3%
	AGL Capital Corp.,
5,000	7.125%, 1/14/11	5,326,665
	Alabama Power Co.,
2,750	7.125%, 10/01/07	2,798,007
	CalEnergy Company, Inc.,
10,000	8.48%, 9/15/28	12,755,340
	CenterPoint Energy Resources Corp.,
8,000	7.75%, 2/15/11	8,684,640
	ComEd Financing II,
17,438	8.50%, 1/15/27	18,103,940
	Dominion Resources, Inc.,
10,000	8.125%, 6/15/10	10,892,660
	Duke Energy Corporation,
10,000	7.375%, 3/01/10	10,646,940

DUFF & PHELPS UTILITY AND CORPORATE BOND TRUST INC.

PORTFOLIO OF INVESTMENTS-(Continued)

September 30, 2006

(Unaudited)

Principal Amount (000)	Description	Value
	Utilites - Electric (Continued)
	Hydro-Quebec,
$10,000	7.50%, 4/01/16	$11,626,010
	Illinois Power Co.,
8,485	7.50%, 6/15/09	8,933,975
	KeySpan Gas East Corporation,
10,088	7.875%, 2/01/10	10,861,639
	Progress Energy, Inc.,
5,000	7.10%, 3/01/11	5,364,780
	Sempra Energy,
10,000	7.95%, 3/01/10	10,791,820
	Southern California Edison Company,
5,512	7.625%, 1/15/10	5,893,982
	South Carolina Electric & Gas Co.,
6,000	6.125%, 3/01/09	6,138,480
	Wisconsin Energy Corp.,
6,000	6.50%, 4/01/11	6,266,418
	Xcel Energy, Inc.,
10,131	7.00%, 12/01/10	10,748,201

		145,833,497

	Total Corporate Bonds
	(cost $378,989,234)	388,238,857

	Asset-Backed Securities - 1.7%
	Detroit Edison Securitization Funding LLC 2001-1 A6
5,000	6.62%, 3/01/16	5,460,811

	Total Asset-Backed Securities
	(cost $5,925,000)	5,460,811

Shares
	Non-Convertible Preferred Stock - 3.7%
	Financial - 3.7%
	Duke Realty Corp.,
100,000	6.95%	2,548,000
	Duke Realty Corp.,
100,000	7.25%	2,585,000
	Public Storage, Inc.,
120,000	7.25%	3,135,000
	Realty Income Corp.,
100,000	7.375%	2,540,000
	Vornado Realty Trust I,
50,000	6.625%	1,217,500

	Total Non-Convertible Preferred Stock
	(cost 11,734,000)	12,025,500

	Total Long-Term Investments
	(cost $444,746,518)	450,422,891

DUFF & PHELPS UTILITY AND CORPORATE BOND TRUST INC.

PORTFOLIO OF INVESTMENTS-(Continued)

September 30, 2006

(Unaudited)

Principal Amount (000)	Description	Value
	SHORT-TERM INVESTMENTS - 0.5%
	U.S. Treasury Bills,
$1,800	4.62%, 10/26/06 (cost $1,794,225)	$1,794,225

	Total Investments - 137.5%
	(cost $446,540,743)	452,217,116
	Liabilities, less cash and other assets - (37.5%)	(123,326,310)

	Net Assets - 100%	$328,890,806

Notes

Securities Valuation:

The Fund values its fixed income securities by using market quotations, prices provided by market makers or estimates of market values obtained from yield data relating to instruments or securities with similar characteristics in accordance with procedures established by the Board of Directors of the Fund. The relative liquidity of some securities in the Fund’s portfolio may adversely affect the ability of the Fund to accurately value such securities. Any securities or other assets for which such current market quotations are not readily available are valued at fair value as determined in good faith under procedures established by and under the general supervision and responsibility of the Fund’s Board of Directors.

Debt securities having a remaining maturity of 60 days or less when purchased and debt securities originally purchased with maturities in excess of 60 days but which currently have maturities of 60 days or less are valued at cost adjusted for amortization of premiums and accretion of discounts, which approximates market value.

Investments in mutual funds are valued at their net asset value as of the close of the New York Stock Exchange on the date of valuation.

The United States federal income tax basis of the Fund’s investments and the net unrealized depreciation as of September 30, 2006 was as follows:

Tax Basis of Investment	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Depreciation
$466,218,193	$8,831,965	$22,833,042	$14,001,077

Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.SEC.gov)

Item 2 – Controls and Procedures

(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective, based on an evaluation of those controls and procedures made as of a date within 90 days of the filing date of this report as required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Exchange Act.

(b) There has been no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the fiscal half-year covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits

  Exhibit 99.CERT- Certifications pursuant to Section 302 of the Sarbanes-Oxley Act – Attached hereto

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)        Duff & Phelps Utility and Corporate Bond Trust Inc

By (Signature and Title)	/s/ ALAN M. MEDER
Alan M. Meder
Treasurer and Principal Financial Officer

Date	November 10, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ NATHAN I. PARTAIN
Nathan I. Partain
President and Chief Executive Officer

Date	November 10, 2006

By (Signature and Title)	/s/ ALAN M. MEDER
Alan M. Meder
Treasurer and Principal Financial Officer

Date	November 10, 2006